Income Taxes - Schedule of Effective Tax Rate (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Effective Tax Rate [Abstract]
PRC Statutory rate	25.00%	25.00%	25.00%
Effect of different tax jurisdiction	(12.00%)	(6.00%)	(7.00%)
Overprovision of PRC income tax in prior year			(50.00%)
Non-deductible expenses	5.00%	(3.00%)
Tax losses not recognized	(21.00%)	(18.00%)	14.00%
Change in valuation allowance	(2.00%)
Effective income tax rate	(5.00%)	(2.00%)	(18.00%)